Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	December 31,
	2025	2024
Cash on hand	55	34
Cash at banks	26,199	46,803
Total	26,254	46,837